    The schedule of investment (“SOI”) of the TIAA‐CREF Real Property Fund, LP and its subsidiaries attached  to this Form N‐PORT Part F filing (the “RPF SOI”) do not constitute part of the Funds’ SOI.

TIAA-CREF Real Property Fund LP

Consolidated Schedule of Investments
(In thousands)

Real Estate Investments Type/Investment Name	City, State	Fair Value as of August 31, 2023 (unaudited)	Fair Value as of May 31, 2023
Industrial (36%)			
Cooper I-20 Distribution Center	Arlington, TX	$ 109,000	$ 112,000
Philadelphia Street Industrial	Ontario, CA	93,100	94,300
Temple City	El Monte, CA	61,100	63,400
West Coast Industrial Portfolio	Fremont, CA; Hayward, CA; Kent, WA	68,040	64,800
Bridgeway Technology Center	Newark, CA	59,800	60,600
51 Commerce Drive	Cranbury, NJ	43,200	48,600
190 Mechanic	Bellingham, MA	38,600	39,300
Corona Industrial Portfolio	Corona, CA	37,400	37,400
1165 Vaughn Parkway	Portland, TN	32,350	32,300
157 & 165 Grove Street	Boston, MA	30,603	31,553
VPET - 3839 Distribution Drive	Garland, TX	20,800	20,800
Airtex Commerce Center	Houston, TX	22,600	20,500
525 Marathon Parkway	Atlanta, GA	13,500	13,400
Total Industrial		630,093	638,953
(cost: $395,687 and $394,819)			
Multifamily (30%)			
Laurels at Jacaranda	Plantation, FL	155,000	155,000
Villas on the Boulevard	Santa Clara, CA	98,024	101,050
Atlantic at East Delray	Delray Beach, FL	86,400	90,600
Line 28 at LoHi	Denver, CO	62,903	64,205
Village Green at Littleton	Littleton, MA	53,013	52,811
The Cue	Seattle, WA	39,600	43,500
Variant	Minneapolis, MN	42,600	43,600
Total Multifamily		537,540	550,766
(cost: $450,043 and $448,637)			
Office (15%)			
Millennium Towers	Seattle, WA	76,000	81,400
1840 Victory Blvd	Glendale, CA	42,300	50,000
86 Chambers	San Francisco, CA	45,500	45,800
539 Bryant	San Francisco, CA	31,000	41,200
3379 Peachtree	Atlanta, GA	36,137	37,126
80 South Lake	San Diego, CA	23,092	22,900
Evergreen MOB	Millcreek, UT	18,600	18,800
Total Office		272,629	297,226
(cost: $399,151 and $396,577)			

7

Consolidated Schedule of Investments (continued) (In thousands) Fair Value as of Type/Investment Name City, State August 31, 2023 May 31, 2023 (unaudited) Retail (13%) 10 Madison Square West New York, NY $ 73,000 $ 72,000 201 Newbury Street Boston, MA 56,420 56,821 Promenade Plaza Palm Beach Gardens, FL 51,850 49,960 Marlton Square(1) Marlton, NJ 45,900 45,171 Total Retail 227,170 223,952 (cost: $283,471 and $282,625) Total Real Estate Investments $ 1,667,432 $ 1,710,897 (cost: $1,528,353 and $1,522,658) (1) The investment has a mortgage loan payable outstanding, as indicated in Note 8. Real Estate Joint Venture(2) Fair Value as of Type/Investment Name City, State August 31, 2023 May 31, 2023 (unaudited) Industrial (6%) Pico Rivera Commerce Center (95% Account Interest) Pico Rivera, CA 96,928 98,177 Total Industrial 96,928 98,177 (cost: $56,316 and $55,031) Total Real Estate Joint Ventures Investments $ 96,928 $ 98,177 (cost: $56,316 and $55,031) Total Investments $ 1,764,360 $ 1,809,074 (cost: $1,584,669 and $1,577,689) (2) Joint venture investments are represented at the net equity value. TIAA-CREF Real Property Fund LP 8